Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Bank premises and equipment
Less: accumulated depreciation	$ (420,279)	$ (403,165)
Bank premises and equipment, net	527,583	516,716
Bank Building and Improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 542,063	523,022
Bank Building and Improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank Building and Improvements | Maximum
Bank premises and equipment
Estimated useful lives	40 years
Furniture, Equipment and Vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 280,586	274,923
Furniture, Equipment and Vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, Equipment and Vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 125,213	$ 121,936
Land, Building, Furniture, Fixture and Equipment | Minimum
Bank premises and equipment
Estimated useful lives	7 years
Land, Building, Furniture, Fixture and Equipment | Maximum
Bank premises and equipment
Estimated useful lives	27 years